The Company and basis of presentation	3 Months Ended
Mar. 31, 2025
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG (FME AG or the Company) is a German stock corporation (Aktiengesellschaft — AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany. The Company is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis and related services for individuals with renal diseases as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment as well as acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based care programs, pharmacy services, vascular specialty services as well as ambulatory surgery center services and physician nephrology practice management.

In these unaudited notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or to Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management Board” refers to the members of the management board of the Company and “Supervisory Board” refers to the supervisory board of the Company. The term “Care Enablement” refers to the Company’s Care Enablement operating segment and the term “Care Delivery” refers to the Care Delivery operating segment. For further discussion of the Company’s operating and reportable segments, see note 13.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards,” using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the 2024 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

The interim consolidated financial statements at March 31, 2025 and for the three months ended March 31, 2025 and 2024 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2024 Form 20-F. The preparation of interim consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary to provide a fair statement of the results of the periods presented. All such adjustments are of a normal recurring nature.

The effective tax rate of 24.4% for the three months ended March 31, 2025 (25.0% for the three months ended March 31, 2024), is recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements. The Company is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting (BEPS) Global Anti-Base Erosion Model Rules (GloBE): Global Minimum Taxation (Pillar Two) legislation. The Company applies the exception not to recognize or disclose deferred taxes in connection with Pillar Two income taxes. Income tax expenses related to Pillar Two income taxes are included within the income tax expense line item in the Company’s consolidated statements of income.

The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the results of operations for the year ending December 31, 2025.

Goodwill as of March 31, 2025 was €14,644,789 (December 31, 2024: €15,170,652), thereof €12,540,265 (December 31, 2024: €13,014,925) in Care Delivery and €2,104,524 (December 31, 2024: €2,155,727) in Care Enablement.

In the first three months of 2025, the market capitalization of the Company increased by 3% to €13,391,390 at March 31, 2025 (December 31, 2024: €12,957,138) and remains below total FME AG shareholders’ equity, which decreased by 1% to €14,372,267 as of March 31, 2025 as compared to €14,576,563 as of December 31, 2024.

Due to the carrying amount of net assets exceeding the Company’s market capitalization, an increase in interest rates and ongoing uncertainties in the macroeconomic environment, the Company reviewed the impacts on the impairment test, which was performed as of December 31, 2024. Additionally, the ability to delay chronic kidney disease (CKD) or end-stage renal disease (ESRD) progression and cardiovascular mortality improvements as a result of the use of glucagon-like peptide 1 (GLP-1) receptor agonists, sodium-glucose cotransporter 2 (SGLT2) inhibitors and other pharmaceuticals or treatment modalities could have an impact on our patient population in the future.

During the fourth quarter of 2024, the Company performed an analysis in connection with the annual goodwill impairment test as of October 1, 2024 and as described in note 2 a) of the consolidated financial statements contained in the 2024 Form 20-F. The Company’s analysis included qualitative and quantitative simulations to assess the potential impact of GLP-1 receptor agonists and the potential impact of SGLT2 inhibitors on the CKD and ESRD populations, specifically in relation to cash flow projections and goodwill sensitivity assessments based on the analysis of the population impact model (a computational tool to predict the size and age distribution of future patient populations with kidney disease for the coming decade, based on various public-health scenarios). In the Company’s population impact model the sensitivity bands of the various scenarios of GLP-1 receptor agonist and SGLT2 inhibitor utilization in the CKD population suggest a slight increase in the total CKD population and a slight reduction in the ESRD population growth rate that remain materially consistent with the patient population forecasts which do not include the utilization of these drugs. Considering the positive cardiovascular effects of the drugs, reducing mortality, as well as the progression-delaying effect on the CKD population, the Company sees a balanced effect of the drugs on the patient population. Recent third-party data published during the first three months in 2025 remain consistent with the previously performed simulations.

During the first quarter of 2025, the Company compared the carrying amounts of its group of cash-generating units (CGUs), Care Delivery and Care Enablement, to the respective group of CGU’s value in use, using the free cash flows of the group of CGUs considered in the impairment test as of December 31, 2024, and updated its free cash flow projections using the results of the latest available assessments. Cash flow projections were updated to reflect the impacts of the classification of certain entities as held for sale during the first three months of 2025 as disclosed in note 2 as well as the status of current initiatives, without considering any growth and improvement from initiatives related to the transformation of the Company’s operating structure and steps to achieve cost savings (FME25 Program) which have not yet commenced as of March 31, 2025. WACC parameters were updated to reflect, among other items, adjustments to the peer group used in the Company's analysis. The Company also updated its risk adjustment to reflect uncertainties arising from recent changes in global trade policy, including new tariffs and the possibility of additional trade restrictions, and their estimated impact to the Company’s operations.

The following table shows the key assumptions of value-in-use calculations, which are presented based upon the goodwill impairment tests performed as of March 31, 2025 and December 31, 2024.

Key assumptions

in %

	Care Delivery		Care Enablement
	March 31, 2025	December 31, 2024	March 31, 2025	December 31, 2024
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period	mid-single-digit	mid-single-digit	high-single-digit	low-double-digit
Residual value growth	1.00	1.00	1.00	1.00
Pre-tax weighted average cost of capital (WACC)	9.36	8.55	5.87	7.78
After-tax WACC	7.37	6.46	4.61	6.00

For a detailed description of the impairment test procedure, see notes 1 g) and 2 a) of the consolidated financial statements contained in the 2024 Form 20-F. As of March 31, 2025, the impairment test procedure was performed on our operating segments (Care Delivery and Care Enablement). The assessment did not result in any indication of impairment as of March 31, 2025. Management continues to monitor the situation.

As of March 31, 2025, the recoverable amount of the Care Delivery group of CGUs exceeded the carrying amount by €4,714,526 (December 31, 2024: €6,757,218). For the Care Enablement group of CGUs, the recoverable amount exceeded the carrying amount by €8,564,936 (December 31, 2024: €3,290,699). The following table shows the reasonable amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount:

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Care Enablement
	March 31,	December 31,	March 31,	December 31,
	2025	2024	2025	2024
Pre-tax WACC	1.95	2.46	4.26	2.30
After-tax WACC	1.50	1.80	3.10	1.67
Residual value growth	(5.91)	(7.55)	(12.48)	(5.70)
Operating income margin of each projection year	(2.23)	(2.86)	(5.23)	(2.90)

(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of March 31, 2025 and December 31, 2024.

On May 6, 2025, the Management Board authorized the issuance of the Company’s interim consolidated financial statements (unaudited).

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the three months ended March 31, 2025 in conformity with IFRS Accounting Standards that must be applied for the interim periods starting on or after January 1, 2025. In the three months ended March 31, 2025, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures will be required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and the effect on non-controlling interest for each item will be presented in the reconciliation and how the income tax effect is determined. Lastly, companies will be required to disaggregate items if such information is material and to avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. Additionally, IFRS 18 will introduce limited changes to IAS 7, Statement of Cash Flows. Operating profit will be the starting point for reporting cash flows from operating activities using the indirect method and the option for classifying interest and dividend cash flows as operating activities will be eliminated. Dividends and interest paid will be classified in cash flows from financing activities whereas dividends and interest received will be classified in cash flows from investing activities. An entity shall apply those amendments when it applies IFRS 18. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027. Earlier adoption is permitted. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.